Share-based Compensation - Nio Incentive Plans - Restricted Shares (Details) ¥ in Thousands			12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2018 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥				¥ 333,495		¥ 679,468		¥ 90,296
Nio Incentive Plan [Member] | Employees
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares				441,513		1,112,977		1,837,387
Vested | shares				(362,685)		(608,406)		(470,015)
Forfeited | shares				(78,828)		(63,058)		(254,395)
Unvested, Ending Balance | shares		441,513				441,513		1,112,977
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares			$ 0.96		$ 0.96		$ 0.96
Vested | $ / shares			0.96		0.96		0.96
Forfeited | $ / shares			$ 0.96		0.96		0.96
Unvested, Ending Balance | $ / shares		$ 0.96			$ 0.96		0.96
Unrecognized share-based compensation expenses, other than options | ¥	¥ 0	$ 2,812	$ 0	¥ 0	$ 2,812	¥ 2,812
Weighted-average period for unrecognized expenses expected to be recognized				0 years		9 months
Nio Incentive Plan [Member] | Non-employees
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares				63,897
Granted | shares								509,001
Vested | shares				(31,949)				(445,104)
Unvested, Ending Balance | shares	31,948	63,897		31,948		63,897
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares			$ 6.60
Granted | $ / shares							6.72
Vested | $ / shares			6.60				$ 6.74
Unvested, Ending Balance | $ / shares	¥ 6.60	$ 6.60	$ 6.60		$ 6.60
Unrecognized share-based compensation expenses, other than options | ¥	¥ 1,028	$ 2,798	$ 1,028	¥ 1,028	$ 2,798	¥ 2,798
Weighted-average period for unrecognized expenses expected to be recognized	2 years 8 months 1 day	3 years 7 days		8 months 12 days		1 year 8 months 12 days
Non-vested restricted shares | Employees
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥				¥ 2,357		¥ 3,790		¥ 4,151
Non-vested restricted shares | Nio Incentive Plan [Member] | Non-employees
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥				¥ 1,445		¥ 20,323		¥ 0